SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I STATEMENT OF ADDITIONAL INFORMATION
JULY 31, 1996
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on page 34.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II STATEMENT OF ADDITIONAL INFORMATION
JULY 31, 1996
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on pages 32 and 33.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III STATEMENT OF ADDITIONAL INFORMATION
JULY 31, 1996
Effective January 2, 1997, the following information replaces the similar information found in the third paragraph of the "Contracts with FMR Affiliates" section on page 33.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.